MARKETABLE SECURITIES (Schedue of Amortized Cost, Unrealized Gains and Losses) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Amortized cost	$ 42,286
Gross unrealized losses	(6)
Gross unrealized gains	11
Fair value	42,291
U.S. government and agency debentures [Member]
Amortized cost	32,578
Gross unrealized losses	(5)
Gross unrealized gains	1
Fair value	32,574
Corporate debentures [Member]
Amortized cost	9,708
Gross unrealized losses	(1)
Gross unrealized gains	10
Fair value	$ 9,717